Shareholder Fees {- Fidelity SAI Sustainable Municipal Income Fund}	Apr. 12, 2022 USD ($)
NF_01.31 Fidelity SAI Sustainable Municipal Funds_Pro -01 | Fidelity SAI Sustainable Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none